Intangible Assets, Net (Details) - Schedule of Intangible Assets - USD ($) $ in Thousands	Sep. 30, 2024	Mar. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Less: accumulated amortization	$ (22)	$ (7)
Intangible assets, net	129	77
Trading Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Trading platform system	64	64
Trading Platform System [Member]
Finite-Lived Intangible Assets [Line Items]
Trading platform system	$ 87	$ 20